RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Services charges	$ 10	$ 20	$ 20	$ 40
Liabilities	722,751		722,751		$ 742,636
Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
[custom:MaintenanceFeesPayables-0]	400		400		300
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment [Member]
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment	500	300	800	1,400
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment Products And Services [Member]
Related Party Transaction [Line Items]
Liabilities	2,400		2,400		3,700
Basin Holdings U S L L C [Member]
Related Party Transaction [Line Items]
Payments to Acquire Property, Plant, and Equipment	10	20	300	450
Liabilities	0		0		0
Mubbadrah Group Entities [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense, Net	60	40	100	100
Accounts Payable, Related Parties	30		30		300
Heavy Equipment Manufacturing Trading LLC [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties	$ 600		$ 600		$ 600
Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	100.00%		100.00%
Administrative Fees Expense	$ 100	$ 200	$ 200	$ 800